Goodwill and Other Intangibles - Components of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of period	$ 1,742	$ 2,080
Purchases	42	61
Acquisition of businesses	318	178
Usage	(21)	(27)
Write-off of fully amortized balances	(30)	(528)
Impairment	(2)	(6)
Other	2	(16)
Balance at end of period	2,051	1,742
Less accumulated amortization	(1,262)	(1,151)
Net carrying amount	789	591
Emission Allowances
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of period	659	755
Purchases	13	33
Acquisition of businesses	0	0
Usage	(4)	(1)
Write-off of fully amortized balances	(8)	(107)
Impairment	0	(5)
Other	2	(16)
Balance at end of period	662	659
Less accumulated amortization	(539)	(515)
Net carrying amount	123	144
Fuel Contracts
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of period	49	49
Purchases	0	0
Acquisition of businesses	0	0
Usage	0	0
Write-off of fully amortized balances	0	0
Impairment	0	0
Other	0	0
Balance at end of period	49	49
Less accumulated amortization	(45)	(45)
Net carrying amount	$ 4	4
Customer Contracts
Finite-lived Intangible Assets [Roll Forward]
Weighted average useful life, years	2 years
Customer Relationships
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of period	$ 478	768
Purchases	0	0
Acquisition of businesses	110	122
Usage	0	0
Write-off of fully amortized balances	(13)	(411)
Impairment	(2)	(1)
Other	0	0
Balance at end of period	573	478
Less accumulated amortization	(345)	(314)
Net carrying amount	$ 228	$ 164
Weighted average useful life, years	7 years	6 years
Marketing Partnerships
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of period	$ 131	$ 88
Purchases	0	0
Acquisition of businesses	154	43
Usage	0	0
Write-off of fully amortized balances	0	0
Impairment	0	0
Other	0	0
Balance at end of period	285	131
Less accumulated amortization	(75)	(61)
Net carrying amount	$ 210	$ 70
Weighted average useful life, years	9 years	14 years
Trade Names
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of period	$ 345	$ 342
Purchases	0	0
Acquisition of businesses	28	13
Usage	0	0
Write-off of fully amortized balances	0	(10)
Impairment	0	0
Other	0	0
Balance at end of period	373	345
Less accumulated amortization	(220)	(195)
Net carrying amount	$ 153	$ 150
Weighted average useful life, years	12 years	7 years
Other
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of period	$ 80	$ 78
Purchases	29	28
Acquisition of businesses	26	0
Usage	(17)	(26)
Write-off of fully amortized balances	(9)	0
Impairment	0	0
Other	0	0
Balance at end of period	109	80
Less accumulated amortization	(38)	(21)
Net carrying amount	$ 71	$ 59